Schedule of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 4,312	$ 3,852
Cost of Cryptocurrency Mining Revenue Exclusive of Depreciation [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	300	67
Cost of Data Hosting Revenue Exclusive of Depreciation [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	24
General and Administrative Expenses Exclusive of Depreciation and Amortization [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 3,988	$ 3,785